Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Minimum [Member]
Leases [Line Items]
Original lease term	13 months
Maximum [Member]
Leases [Line Items]
Original lease term	3 years
Property and Equipment [Member]
Leases [Line Items]
Right-of-use assets		$ 626,414	$ 508,617